CAPITAL AND RESERVES (Narrative) (Details)		1 Months Ended				12 Months Ended
	Oct. 10, 2024 shares	Oct. 25, 2024 shares	Sep. 24, 2024 shares	Jan. 31, 2024 shares	May 31, 2022 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 Share shares	Dec. 31, 2022 Share shares
Disclosure of classes of share capital [line items]
Reserve of cash flow hedges | $						$ 23,000
Novus Diagnostics Limited [Member]
Disclosure of classes of share capital [line items]
Percentage of equity acquired		12.50%
MiCo Ltd [Member]
Disclosure of classes of share capital [line items]
Amount of investment from MiCo | $					$ 45,200,000
Equity investment | $					$ 25,200,000
Maturity of unsecured junior convertible note					seven-year
Unsecured junior convertible note | $					$ 20,000,000
Maximum weighted average price of ADS | $ / shares					$ 16.2
Equity component of the convertible note | $					$ 6,700,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued						81,628,000	880,000
Proceeds from issue of ordinary shares | $						$ 7,400,000
Share issue related cost | $						$ 700,000
Ordinary shares issued from exercise of employee share options | Share							880,000	2,733,328
Treasury shares purchased							0	0
Class A Ordinary shares [Member] | Waveform Technologies Inc [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued				36,000,000
Class A Ordinary shares [Member] | Metabolomic Diagnostics Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued			5,406,000
Class A Ordinary shares [Member] | Craig Hallum [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	13,000,000
Class A Ordinary shares [Member] | Native Design Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	7,237,000
Class A Ordinary shares [Member] | Epi Capture Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		34,612,000
Class A Ordinary shares [Member] | Novus Diagnostics Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		28,000,000
ADS Treasury shares [Member] | Waveform Technologies Inc [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued				1,800,000
ADS Treasury shares [Member] | Metabolomic Diagnostics Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued			270,000
ADS Treasury shares [Member] | Craig Hallum [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	650,000
ADS Treasury shares [Member] | Native Design Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	362,000
ADS Treasury shares [Member] | Epi Capture Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		1,731,000
ADS Treasury shares [Member] | Novus Diagnostics Limited [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		1,400,000